Fair value measurement	12 Months Ended
Jun. 30, 2023
Fair value measurement [Abstract]
Fair value measurement
Note 25.  Fair value measurement

Fair value hierarchy
Assets and Liabilities that are measured in the consolidated statements of financial position at fair value are categorized into a three-level hierarchy based on the priority of the inputs to the valuation. The categorization within the hierarchy is based on the lowest level input that is significant to the fair value measurement, being:
Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date
Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly
Level 3: Unobservable inputs for the asset or liability

There were no transfers between levels during the financial years ended 30 June 2022 and 30 June 2023. The carrying amounts of other receivables, trade and other payables and borrowings are assumed to approximate their fair values due to their short-term nature and are excluded from the hierarchy.